Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Professional and legal fees	R 92	R 87	R 61
Compliance and assurance cost	75	63	62
Corporate business development	38	20	39
Corporate office expenditure	1,007	847	797
Other corporate and administration expenses	82	27	25
Total corporate, administration and other expenditure	R 1,294	R 1,044	R 984